REVENUE RECOGNITION - Schedule of Balance Sheet Adjustment for ASC 606 Adoption (Details) - USD ($) $ in Millions	Sep. 27, 2019	Mar. 29, 2019	Dec. 28, 2018	Sep. 29, 2018	Sep. 28, 2018
Assets
Prepaid expenses and other current assets	$ 19.3			$ 23.5	$ 17.1
Other assets	27.5			34.5	16.5
Liabilities, redeemable noncontrolling interests and stockholders' equity
Deferred revenues	10.5			13.5	13.2
Accrued liabilities	75.7			54.6	47.5
Deferred tax liabilities	8.2			22.4	23.2
Other long-term liabilities	32.5			29.8	8.5
Retained earnings	74.4			58.9	62.4
Balance without Adoption
Assets
Prepaid expenses and other current assets	13.1				17.1
Other assets	10.0				16.5
Liabilities, redeemable noncontrolling interests and stockholders' equity
Deferred revenues	9.9				13.2
Accrued liabilities	68.8				47.5
Deferred tax liabilities	9.1				23.2
Other long-term liabilities	12.1				8.5
Retained earnings	77.7				$ 62.4
ASU 2014-09 | Adjustment Due to ASC 606
Assets
Prepaid expenses and other current assets				6.4
Other assets				18.0
Liabilities, redeemable noncontrolling interests and stockholders' equity
Deferred revenues				0.3
Accrued liabilities				7.1
Deferred tax liabilities				(0.8)
Other long-term liabilities				21.3
Retained earnings	$ (3.5)	$ 0.6	$ (4.1)	$ (3.5)